Directors', supervisors' and senior management's emoluments (Detail) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) director shares	Dec. 31, 2019 CNY (¥) director shares	Dec. 31, 2018 CNY (¥) director shares
Pre-tax benefits and social insurance of directors and supervisors [line items]
Pension	¥ 1,329	¥ 1,262	¥ 1,292
Total	¥ 10,702	¥ 8,143	¥ 8,046
Option granted to the directors and supervisors | shares	0	0	0
Emolument as an inducement to join or upon joining the Company or as compensation for loss of office	¥ 0	¥ 0	¥ 0
Number of directors and supervisors waived or agreed to waive emoluments | director	0	0	0
Directors and supervisors
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	¥ 1,500	¥ 1,500	¥ 370
Basic salaries	731	304	256
Performance bonuses	3,151	1,058	813
Pension	512	262	215
Total	5,894	3,124	1,654
Name of director
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	1,500	1,500	370
Basic salaries	427
Performance bonuses	1,625
Pension	258
Total	3,810	1,500	370
Mr. Zhao Keyu
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	215
Performance bonuses	836
Pension	135
Total	1,186
Mr. Zhaoping
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	212
Performance bonuses	789
Pension	123
Total	1,124
Mr. Yue Heng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees		300	74
Total		300	74
Mr. Xia Qing
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	150
Total	150
Mr. Yue Heng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	150
Total	150
Mr. Xu Mengzhou
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	74
Total	300	300	74
Mr. Liu Jizhen
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	74
Total	300	300	74
Mr. Xu Haifeng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	74
Total	300	300	74
Mr. Zhang Xianzhi
Pre-tax benefits and social insurance of directors and supervisors [line items]
Fees	300	300	74
Total	300	300	74
Name of supervisor
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	304	304	256
Performance bonuses	1,526	1,058	813
Pension	254	262	215
Total	2,084	1,624	1,284
Ms. Zhang Xiaojun
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	150	150	154
Performance bonuses	761	529	476
Pension	122	131	130
Total	1,033	810	760
Mr. Xu Jianping
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	79
Performance bonuses	357
Pension	77
Total	513
Mr. Zhu Daqing
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries			66
Performance bonuses			250
Pension			63
Total			379
Mr. Zhang Xiancheng
Pre-tax benefits and social insurance of directors and supervisors [line items]
Basic salaries	75	154	36
Performance bonuses	408	529	87
Pension	55	131	22
Total	¥ 538	¥ 814	¥ 145